Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2017
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

        An analysis of voyage expenses and commissions is as follows:

	For the year ended December 31,
	2015	2016	2017
Brokers' commissions on revenue	4,678	5,526	6,456
Bunkers' consumption	9,577	4,984	8,948
Adjustment for net pool allocation (Note 20)	35	4,674	(7,254)

Total	14,290	15,184	8,150

        Bunkers' consumption represents mainly bunkers consumed during vessels unemployment and off-hire.